Cash and stock-based compensation plans	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [Text Block]
17.	Cash and stock-based compensation plans

The Bank has established equity compensation plans under which it manages restricted stock, restricted stock units and stock purchase option plans to attract, retain and motivate Directors and top employees and compensate them for their contributions to the growth and profitability of the Bank. Vesting conditions for each of the Bank’s plans are only comprised of specified requisite service periods.

A. 2008 Stock Incentive Plan – Directors and Executives

In February 2008, the Board of Directors of the Bank approved an incentive plan for Directors and Executives allowing the Bank to grant restricted stock, restricted stock units, stock purchase options, and/or other similar compensation instruments. The maximum aggregate number of shares which may be granted under this plan is three million “Class E” common shares. The 2008 Stock Incentive Plan is administered by the Board of Directors which has the authority in its discretion to select the Directors and Executives to whom the Award may be granted; to determine whether and to what extent awards are granted, and to amend the terms of any outstanding award under this plan.

Restricted stocks are issued at the grant date, but are withheld by the Bank until the vesting date. Restricted stocks are entitled to receive dividends. A restricted stock unit is a grant valued in terms of the Bank’s stock, but no stock is issued at the grant date. Restricted stock units are not entitled to dividends. The Bank issues and delivers common stock at the vesting date of the restricted stock units.

During 2013, 2012 and 2011, the Board of Directors approved the grant of restricted stock to Directors and stock options and restricted stock units to certain Executives of the Bank, as follows:

Restricted stock – Directors

In the years 2013, 2012 and 2011, the Board of Directors granted 28,500, 32,317 and 25,541“Class E” common shares. The fair value of restricted stock granted was based on the stock closing price in the New York Stock Exchange of the “Class E” shares on July 16, 2013, October 16, 2012, July 17, 2012, and July 15, 2011. The fair value of restricted stock granted totalled $713 thousand in 2013, $714 thousand in 2012 and $462 thousand in 2011, of which $637 thousand, $428 thousand and $414 thousand were charged against income during 2013, 2012 and 2011, respectively. The remaining cost pending amortization of $1,401 thousand at December 31, 2013 will be amortized over 2.39 years.

Restricted stock vest on the grant’s date anniversary, as follows:

Year of Grant
2013	35% in the first and second year, 30% in the third year
2012	25% each year
2011	20% each year

A summary of the restricted stock granted to Directors is presented below:

		Weighted average
		grant date fair
	Shares	value
Outstanding at January 1, 2011	88,027	$13.07
Granted	25,541	18.07
Vested	(31,563)	13.14
Outstanding at December 31, 2011	82,005	14.59
Granted	32,317	22.09
Vested	(23,493)	14.35
Outstanding at December 31, 2012	90,829	17.32
Granted	28,500	25.00
Vested	(34,467)	16.84
Outstanding at December 31, 2013	84,862	$20.10
Expected to vest	84,862	$20.10

The fair value of vested stock during the years 2013, 2012 and 2011 was $581 thousand, $337 thousand and $415 thousand, respectively.

Restricted Stock Units and Stock Purchase Options granted to certain Executives

The Board of Directors approved the grant of stock purchase options and restricted stock units to certain Executives of the Bank with a grant date fair value of $2.1 million in 2013, $3.7 million in 2012 and $1.7 million in 2011. The 2013 grant was in restricted stock units only. In 2012, the distribution of the fair value in restricted stock units and stock purchase options was $3.2 million and $0.5 million, respectively. In the year 2011, the distribution of the fair value in restricted stock units and stock purchase options was $1.5 million and $0.2 million, respectively.

The Bank grants one “Class E” share per each exercised option or vested restricted stock unit.

Restricted stock units:

The fair value of the stock units was based on the “Class E” stock closing price in the New York Stock Exchange on the grants date. These stock units vest 25% each year on the grant date’s anniversary.

Compensation costs of the restricted stock units are amortized during the period of restriction. Costs charged against income during 2013, 2012 and 2011 due to the amortization of these grants totaled $2,077 thousand, $1,317 thousand and $1,020 thousand, respectively. The remaining compensation cost pending amortization of $2,883 thousand in 2013 will be amortized over 2.55 years.

A summary of the status of the restricted stock units granted to certain Executives is presented below:

			Weighted
		Weighted	average
		average grant	remaining	Aggregate
		date fair	contractual	intrinsic value
	Stock units	value	term	(thousands)
Outstanding at January 1, 2011	222,710	$10.96
Granted	94,496	15.84
Forfeited	(20,931)	12.63
Vested	(69,865)	11.09
Outstanding at December 31, 2011	226,410	12.80
Granted	181,598	17.52
Forfeited	(54,367)	13.88
Vested	(85,249)	12.31
Outstanding at December 31, 2012	268,392	15.93
Granted	114,070	18.76
Forfeited	(15,223)	16.81
Vested	(124,490)	16.08		$1,067
Outstanding at December 31, 2013	242,749	$17.13	2.30 years	$2,643
Expected to vest	242,749	$17.13		$2,643

The fair value of vested stock during the years 2013, 2012 and 2011 was $2,002 thousand, $1,050 thousand and $775 thousand, respectively.

Stock purchase options:

The fair value of stock purchase options granted to certain Executives during 2012 and 2011 was estimated using a binomial option-pricing model, based on the following factors:

	2013	2012	2011
Weighted average fair value per option	-	$3.01	$2.92
Weighted average expected term, in years	-	5.50	5.50
Expected volatility	-	33.35%	30%
Risk-free rate	-	0.18% a 1.34%	2.52%
Expected dividend	-	5.30%	4.50%

These options expire seven years after the grant date and are exercisable at a rate of 25% each year on the grant date’s anniversary.

Related cost charged against income during 2013, 2012 and 2011 as a result of the amortization of these plans amounted to $282 thousand, $485 thousand and $765, respectively. The remaining compensation cost pending amortization of $163 thousand in 2013 will be amortized over a period of 1.80 years. A summary of stock options granted is presented below:

			Weighted
			average	Aggregate
		Weighted	remaining	intrinsic
		average	contractual	value
	Options	exercise price	term	(thousands)
Outstanding at January 1, 2011	1,142,019	$12.39
Granted	72,053	17.81
Forfeited	(58,067)	12.16
Exercised	(240,439)	12.27
Outstanding at December 31, 2011	915,566	12.87
Granted	182,420	18.93
Forfeited	(231,639)	15.82
Exercised	(442,675)	12.90
Outstanding at December 31, 2012	423,672	13.83
Granted	-	-
Forfeited	(9,780)	18.18
Exercised	(226,147)	12.76
Outstanding at December 31, 2013	187,745	$14.90	3.65 years	$2,464
Exercisable	53,994	$11.58	1.12 years	$888
Expected to vest	133,751	$16.24	4.09 years	$1,576

The intrinsic value of exercised options during the years 2013, 2012 and 2011 was $2,673 thousand, $3,375 thousand and $1,322 thousand, respectively. During the years 2013, 2012 and 2011 the Bank received $2,886 thousand, $5,709 thousand and $2,949 thousand, respectively, from exercised options.

B. Restricted Stock – Directors (Discontinued)

During 2003, the Board of Directors approved a restricted stock award plan for Directors of the Bank that was amended in 2007 and subsequently terminated in 2008. No grants were made after the 2007’s grant. The restricted stock vested at a rate of 20% each year on the grant date’s anniversary.

Related costs charged against income related to these grants amounted to $41 thousand and $87 thousand in 2012 and 2011, respectively. Since December 31, 2012, the Bank has neither unrecognized compensation costs nor restricted stock related to this plan.

A summary of restricted stock granted to Directors is presented below:

		Weighted average
		grant date fair
	Shares	value
Non vested at January 1, 2011	8,917	$20.77
Granted	-	-
Vested	(5,399)	20.39
Non vested at December 31, 2011	3,518	21.35
Granted	-	-
Vested	(3,518)	$21.35
Non vested at December 31, 2012	-	$-

The total fair value of vested stock during the years ended December 31, 2012 and 2011 was $75 thousand and $110 thousand, respectively.

C. Stock Option Plan 2006 – Directors and Executives (Discontinued)

The 2006 Stock Option Plan was terminated in 2008. The options granted under this plan had an expiration term of seven years after the grant date. No grants were made after the 2007’s grant.

Related cost charged against income as a result of the amortization of options granted under this compensation plan amounted to $25 thousand in 2011. As of December 31, 2011, there were no compensation costs pending amortization or outstanding options related to this plan.

A summary of the share options granted to Directors and certain Executives is presented below:

			Weighted
			average
			remaining	Aggregate
		Weighted average	contractual	intrinsic value
	Options	exercise price	term	(thousands)
Outstanding at January 1, 2011	207,706	$16.34
Forfeited	-	-
Exercised	(27,552)	16.34
Outstanding at December 31, 2011	180,154	16.34
Forfeited	-	-
Exercised	(130,350)	16.34
Outstanding at December 31, 2012	49,804	16.34
Forfeited	-	-
Exercised	(49,804)	16.34
Outstanding at December 31, 2013	-	$-	-	$-

The intrinsic value of exercised options during the year ended December 31, 2013, 2012 and 2011 was $442 thousand, $570 thousand and $45 thousand, respectively. During the year ended December 31, 2013, 2012 and 2011, the Bank received $814 thousand, $2,130 thousand and $450 thousand from exercised options, respectively.

D. Indexed Stock Option Plan (Discontinued)

During 2004, the Board of Directors approved an indexed stock purchase option plan for Directors and certain executives of the Bank, which was subsequently terminated in 2006. The indexed stock options had an expiration term of ten years after the grant date. The exercise price is adjusted based on the change in a customized Latin American general market index. There is no compensation cost pending amortization, or outstanding options related to this plan.

A summary of the indexed stock purchase options is presented below:

			Weighted
			average
			remaining	Aggregate
		Weighted average	contractual	intrinsic value
	Options	exercise price	term	(thousands)
Outstanding at January 1, 2011	385,469	$17.98
Forfeited	-	-
Expired	(4,100)	11.87
Exercised	(55,433)	12.12
Outstanding at December 31, 2011	325,936	12.86
Forfeited	-	-
Expired	(3,542)	14.48
Exercised	(322,394)	16.41
Outstanding at December 31, 2012	-	$-	-	$-

The intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was $1,213 thousand and $235 thousand, respectively. During the years ended December 31, 2012 and 2011, the Bank received $5,292 thousand and $672 thousand, respectively, from exercised options.

E. Deferred Compensation Plan (the “DC Plan”)

In 1999, the Board of Directors approved the DC Plan, which was subsequently terminated in 2003. The Bank could grant a number of deferred equity units (“DEU”). Eligible employees would vest the DEU after three years of service, and distributions were made on the later of (i) the date the vested DEU were credited to the employee’s account, and (ii) ten years the employee was first credited with DEU. Participating employees received dividends with respect to their unvested deferred equity units. A summary on changes is presented below:

	2013	2012	2011
Outstanding at beginning of year	534	1,812	17,746
Exercised	(534)	(1,278)	(15,934)
Outstanding at end of year	-	534	1,812

Related cost charged against income related to this plan amounted to $1 thousand in 2012 and 2011. There is no compensation cost related to this plan in 2013.

F. Other plans - Expatriate Officer Plan

The Bank sponsors a defined contribution plan for its expatriate top executives based in Panama, which are not eligible to participate in the Panamanian social security system. The Bank’s contributions are determined as a percentage of the annual salaries of top executives eligible for the plan, each contributing an additional amount withheld from their salary. Contributions to this plan are managed by a fund manager through a trust. The executives are entitled to the Bank’s contributions after completing at least three years of service in the Bank. During the years 2013, 2012 and 2011, the Bank charged to salaries expense $120 thousand, $131 thousand and $119 thousand, respectively, that correspond to the Bank’s contributions to this plan. As of December 31, 2013 and 2012, the accumulated liability payable amounted to $176 thousand and $198 thousand, respectively.